Derivative Instruments and Hedging Activities - Effect of Gains (Losses) on Cross Currency Swaps (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Derivative Instruments, Gain (Loss) [Line Items]
Total realized and unrealized gains (losses) on derivative instruments	$ (9,270)	$ (10,964)	$ (30,933)	$ (16,387)
Cross Currency Interest Rate Contract Maturity And Partial Termination
Derivative Instruments, Gain (Loss) [Line Items]
Realized losses	(33,844)	0	(33,844)	0
Cross Currency Interest Rate Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Realized losses	(1,430)	(1,087)	(3,247)	(2,521)
Unrealized gains (losses)	45,882	(140)	(3,658)	(2,060)
Total realized and unrealized gains (losses) on derivative instruments	$ 10,608	$ (1,227)	$ (40,749)	$ (4,581)